Stock-Based Compensation, Summary of Option Activity (Details) - USD ($) $ / shares in Units, $ in Thousands		6 Months Ended		12 Months Ended
	Aug. 03, 2022	Jan. 31, 2023	Aug. 03, 2022	Jan. 31, 2022	Aug. 04, 2022
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding [Roll Forward]
Number of Shares Option Outstanding, Beginning Balance		8,159,377
Number of Shares, Granted		0
Number of Shares, Exercised		(206,476)
Number of Shares, Cancelled		(83,851)
Number of Shares Option Outstanding, Ending Balance	8,159,377	7,869,050	8,159,377
Number of Shares Option, Vested		5,772,232
Number of Shares Option, Vested and expected to vest		7,135,156
Weighted-Average Exercise Price
Weighted- Average Exercise Price, Outstanding, Beginning Balance		$ 1.536
Weighted- Average Exercise Price, Exercised		0.5952
Weighted- Average Exercise Price, Cancelled		2.9681
Weighted- Average Exercise Price, Outstanding, Ending Balance	$ 1.536	1.5454	$ 1.536
Weighted- Average Exercise Price, Vested		0.9591
Weighted- Average Exercise Price, Vested and expected to vest		$ 1.3793
Weighted-Average Remaining Contractual Term (in years)
Weighted- Average Remaining Contractual Term (Years), Outstanding	6 years 3 days	6 years 25 days
Weighted- Average Remaining Contractual Term (Years), Vested		5 years 4 months 20 days
Weighted- Average Remaining Contractual Term (Years), Vested and expected to vest		5 years 10 months 17 days
Aggregate Intrinsic Value
Aggregate Intrinsic Value, Outstanding		$ 16,325			$ 17,004
Aggregate Intrinsic Value, Vested		15,359
Aggregate Intrinsic Value, Vested and expected to vest		$ 15,987
Zero Fox Predecessor [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding [Roll Forward]
Number of Shares Option Outstanding, Beginning Balance		22,285,706	21,715,815
Number of Shares, Granted			1,214,500
Number of Shares, Exercised			(392,450)
Number of Shares, Cancelled			(252,159)
Number of Shares Option Outstanding, Ending Balance	22,285,706		22,285,706	21,715,815
Number of Shares Option, Vested	14,783,495		14,783,495
Number of Shares Option, Vested and expected to vest	19,659,894		19,659,894
Weighted-Average Exercise Price
Weighted- Average Exercise Price, Outstanding, Beginning Balance		$ 0.5377	$ 0.4398
Weighted- Average Exercise Price, Granted			2.392
Weighted- Average Exercise Price, Exercised			0.2659
Weighted- Average Exercise Price, Cancelled			1.4633
Weighted- Average Exercise Price, Outstanding, Ending Balance	$ 0.5377		0.5377	$ 0.4398
Weighted- Average Exercise Price, Vested	0.266		0.266
Weighted- Average Exercise Price, Vested and expected to vest	$ 0.4662		$ 0.4662
Weighted-Average Remaining Contractual Term (in years)
Weighted- Average Remaining Contractual Term (Years), Outstanding			6 years 5 months 12 days	6 years 3 months 10 days
Weighted- Average Remaining Contractual Term (Years), Vested			5 years 4 months 28 days
Weighted- Average Remaining Contractual Term (Years), Vested and expected to vest			6 years 2 months 1 day
Aggregate Intrinsic Value
Aggregate Intrinsic Value, Outstanding	$ 50,864		$ 50,864	$ 51,688
Aggregate Intrinsic Value, Vested	37,757		37,757
Aggregate Intrinsic Value, Vested and expected to vest	$ 46,276		$ 46,276